Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments And Contingencies
December 31, 2025	$ 634,080
December 31, 2026	462,024
December 31, 2027	327,105
December 31, 2028	108,599
December 31, 2029	47,748
Finance Lease, Liability, to be Paid, Total	$ 1,579,556